Information of operating segments - Segment information (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
NET SALES	R$ 11,494,136	R$ 9,159,634	R$ 20,952,738	R$ 20,436,017
EBITDA (1)			11,276,652	10,968,481
Depreciation, depletion and amortization			(4,110,780)	(3,593,516)
Operating profit before net financial income (“EBIT”) (2)	R$ 4,613,646	R$ 3,068,677	R$ 7,165,872	R$ 7,374,965
EBITDA margin (%)			53.82%	53.67%
Total Net Sales [Member]
Disclosure of operating segments [line items]
NET SALES			R$ 20,952,738	R$ 20,436,017
Domestic market (Brazil)
Disclosure of operating segments [line items]
NET SALES			4,361,918	4,221,403
Foreign market
Disclosure of operating segments [line items]
NET SALES			16,590,820	16,214,614
Pulp
Disclosure of operating segments [line items]
EBITDA (1)			R$ 9,742,936	R$ 9,155,697
EBITDA margin (%)			58.71%	56.16%
Pulp | Total Net Sales [Member]
Disclosure of operating segments [line items]
NET SALES			R$ 16,594,855	R$ 16,302,347
Pulp | Domestic market (Brazil)
Disclosure of operating segments [line items]
NET SALES			1,049,948	1,249,493
Pulp | Foreign market
Disclosure of operating segments [line items]
NET SALES			15,544,907	15,052,854
Paper
Disclosure of operating segments [line items]
EBITDA (1)			R$ 1,533,716	R$ 1,812,784
EBITDA margin (%)			35.19%	43.85%
Paper | Total Net Sales [Member]
Disclosure of operating segments [line items]
NET SALES			R$ 4,357,883	R$ 4,133,670
Paper | Domestic market (Brazil)
Disclosure of operating segments [line items]
NET SALES			3,311,970	2,971,910
Paper | Foreign market
Disclosure of operating segments [line items]
NET SALES			R$ 1,045,913	R$ 1,161,760